Income taxes expenses - Summary of Reconciliation of Average Effective Tax Rate and Applicable Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income before income tax	$ 64,976	$ 64,451	$ 46,456
Impact of difference in tax rates of foreign subsidiaries	(2,749)	(3,195)	(1,564)
Nondeductible expenses	(386)	(318)	(428)
Total income taxes	(3,136)	(3,513)	(1,992)
Current	(891)	(3,783)	(1,210)
Deferred	$ (2,245)	$ 270	$ (782)
Effective tax rate	4.80%	5.50%	4.30%